                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-7774

                          SCUDDER INVESTMENT PORTFOLIOS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder EAFE® Equity Index Fund

Semiannual Report to Shareholders

June 30, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder EAFE® Equity Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Scudder EAFE® Equity Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to mirror the MSCI EAFE® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. There is no guarantee that the fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns as of 6/30/04
Scudder EAFE® Equity Index Fund	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Premier Class	4.28%	30.58%	2.85%	-.67%	3.36%
MSCI EAFE® Index+	4.56%	32.37%	3.87%	.06%	3.58%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on January 24, 1996. Index returns begin January 31, 1996.
Net Asset Value and Distribution Information
Premier Class
Net Asset Value: 6/30/04	$ 10.71
12/31/03	$ 10.35
Distribution Information: Six Months: Income Dividends as of 6/30/04	$ .08

Premier Class Lipper Rankings - International Large-Cap Core Funds Category as of 6/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	31	of	257	13
3-Year	37	of	216	18
5-Year	64	of	165	39

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Growth of an Assumed $5,000,000 Investment
[] Scudder EAFE® Equity Index Fund - Premier Class [] MSCI EAFE® Index+

Yearly periods ended June 30

Comparative Results as of 6/30/2004
Scudder EAFE® Equity Index Fund		1-Year	3-Year	5-Year	Life of Class*
Premier Class	Growth of $5,000,000	$6,529,000	$5,439,500	$4,834,500	$6,604,500
	Average annual total return	30.58%	2.85%	-.67%	3.36%
MSCI EAFE® Index+	Growth of $5,000,000	$6,618,500	$5,603,000	$5,015,000	$6,725,500
	Average annual total return	32.37%	3.87%	.06%	3.58%

The growth of $5,000,000 is cumulative.

The minimum investment for the Premier Class is $5,000,000.

* The Fund commenced operations on January 24, 1996. Index returns begin January 31, 1996.
+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

In the following interview, the portfolio management team discusses Scudder EAFE Equity Index Fund's market environment and performance during the six-month period ended June 30, 2004.

Q: How did Scudder EAFE Equity Index Fund perform over the semiannual period?

A: For the six-month period, Scudder EAFE Equity Index Fund Premier Class shares produced a positive total return of 4.28%, as compared with a return of 4.56% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index.1 The broad-based MSCI EAFE Index is a group of international company stocks that is not available for direct investment. (Please see pages 3 and 4 for more complete performance information.)

1 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: What were the primary factors affecting the international equity markets during the past six months?

A: The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures and earnings - continued to improve. However, stock prices made only modest gains in the second quarter.

Several factors held back equity markets. First, there was the expectation that we were entering a period of rising interest rates, particularly in the United States. The US Federal Reserve Board fulfilled this expectation with a one-quarter-point rate increase on the last day of the period. The Bank of England also announced a pair of rate hikes and set the expectation for more in the future.

Second, investors felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved so dramatically in the second half of 2003. The US dollar fell 2.2% during the quarter as investors pondered the strength of the recovery in the US economy.

Third, investor concerns about geopolitical instability held back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Middle East, which could constrict oil supplies and bring additional oil price hikes, gave investors pause. In addition, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the condition of China's economy can have considerable ripple effects around the world.

Q: How did the regions that the MSCI EAFE Index comprises perform?

A: Regionally, Asia led the way in the first quarter of 2004, driven by expected reflation in both Hong Kong and Japan. Hong Kong, represented by the MSCI Hong Kong Index, started the first quarter strong, rallying up 13.3% through the end of February, but as the US dollar recovered and the Chinese government tightened monetary policy, the market pulled back. Hong Kong ended the quarter up only 6.5%.2 Japan witnessed a dramatic rally that began late in February and continued until the end of the quarter when technical fiscal-year-end selling came to an end and the Bank of Japan's currency intervention eased. Japan, as represented by the MSCI Japan Index, finished the quarter up 15.2%.3

2 MSCI Hong Kong Index is an equity index of securities listed on the Hong Kong stock exchanges. It represents Hong Kong companies that are available to investors world wide.
3 MSCI Japan Index is an unmanaged index of approximately 300 foreign stock prices, and reflects the common stock prices of the index companies translated into US dollars, assuming reinvestment of all dividends paid by the index stocks net of any applicable foreign taxes.

Europe, represented by the MSCI Europe Index, though positive in the first quarter, was the underperformer, finishing up only 0.94%.4 Concerns over the sustainability of the US recovery and political uncertainty following the surprise Socialist party victory in the Spanish elections on the heels of the Madrid train bombing weighed on the markets. The reluctance of the European Central Bank to cut interest rates also exacerbated concerns.

4 The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. As of December 2003, the MSCI Europe Index consisted of the following 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. It is not possible to invest directly into an index.

Regionally, a reversal occurred in the second quarter, with Europe outperforming and Asia underperforming. The Pacific Basin component of the index fell 4.0% in US$ terms, affected significantly by the weakness of the Japanese yen. Offsetting this were positive returns in Europe, which rallied 2.1% during the quarter. The smaller European markets had the best returns in US$ terms: Austria (+7.0%), Belgium (+6.0%), Ireland (+7.4%) and Norway (+6.1%). The United Kingdom, the largest market in Europe, gained 1.5%.

Q: Which sectors and stocks within the MSCI EAFE Index were the best and worst performers?

A: For the semiannual period, the best-performing sectors included utilities, consumer discretionary and consumer staples. The bottom-three rungs were occupied by health care, materials and telecommunications services.

For the second quarter, top-performing sectors included energy (+6.8%), in response to rising oil prices, and consumer staples (+3.4%), in response to increased profits. Laggards included information technology (-7.4%), as semiconductor stocks fell in response to concern about global demand, and financials (-1.5%), as bank and real estate stocks declined over interest rate concerns.

At the end of May, MSCI implemented its annual full-country index review. Seventy-eight stocks were added to the index while seven were deleted. Japan's EAFE weight increased 1%, while Europe had a weight decline of 1%.

Q: Any final thoughts for investors?

A: No changes in strategy have been made. Our goal is to maintain a fully invested posture, replicating the return and risk characteristics of the index. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2004

Geographic Diversification (Excludes Cash Equivalents)	6/30/04	12/31/03

United Kingdom	25%	27%
Japan	24%	21%
France	9%	9%
Switzerland	7%	7%
Germany	7%	7%
Netherlands	5%	5%
Australia	5%	5%
Italy	4%	4%
Spain	4%	4%
Other	10%	11%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/04	12/31/03

Financials	26%	26%
Consumer Discretionary	15%	13%
Industrials	10%	9%
Health Care	8%	9%
Consumer Staples	8%	8%
Energy	8%	8%
Telecommunication Services	7%	8%
Information Technology	7%	6%
Materials	6%	7%
Other	5%	6%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2004 (14.7% of Portfolio)	Country	Percent
1. BP PLC Exporter and producer of oil and natural gas	United Kingdom	2.3%
2. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.9%
3. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	1.7%
4. GlaxoSmithKline PLC Developer of vaccines and health-related consumer products	United Kingdom	1.4%
5. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.4%
6. Total SA Producer of oil and natural gas	France	1.3%
7. Nestle SA (Registered) Producer and seller of food products	Switzerland	1.3%
8. Royal Dutch Petroleum Co. Exporter and producer of oil and natural gas	Netherlands	1.2%
9. Novartis AG (Registered) Manufacturer of pharmaceutical and nutrition products	Switzerland	1.2%
10. Royal Bank of Scotland Group PLC Provider of a wide range of financial services	United Kingdom	1.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 20. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investment in the EAFE® Equity Index Portfolio, at value	$ 233,763,678
Receivable for Fund shares sold	294,992
Due from Advisor	25,344
Total assets	234,084,014
Liabilities
Payable for Fund shares redeemed	3,143
Other accrued expenses and payables	26,342
Total liabilities	29,485
Net assets, at value	$ 234,054,529
Net Assets
Net assets consist of: Undistributed net investment income	2,653,446
Net unrealized appreciation (depreciation) on investments	35,544,248
Accumulated net realized gain (loss)	(47,528,716)
Paid-in capital	243,385,551
Net assets, at value	$ 234,054,529
Net Asset Value
Net Asset Value, offering and redemption price per share ($234,054,529 / 21,860,392 shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Net investment income allocated from the EAFE® Equity Index Portfolio: Dividends (net of foreign taxes withheld of $470,510)	$ 3,509,052
Dividends from Cash Management Fund Institutional	46,024
Interest	244,821
Expenses(a)	(403,925)
Total Income	3,395,972
Expenses: Administrator service fee	173,000
Auditing fees	13,865
Legal fees	4,602
Trustees' fees and expenses	5,145
Reports to shareholders	3,400
Registration fees	29,159
Other	8,205
Total expenses, before expense reductions	237,376
Expense reductions	(174,686)
Total expenses, after expense reductions	62,690
Net investment income (loss)	3,333,282
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,569,961)
Futures	1,615,464
Foreign currency related transactions	1,129,362
174,865
Net unrealized appreciation (depreciation) during the period on: Investments	6,830,325
Net gain (loss) on investment transactions	7,005,190
Net increase (decrease) in net assets resulting from operations	$ 10,338,472

a For the six months ended June 30, 2004, the Advisor for the EAFE® Equity Index Portfolio waived fees in the amount of $48,054, all of which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 3,333,282	$ 3,406,296
Net realized gain (loss) on investment transactions	174,865	951,679
Net unrealized appreciation (depreciation) on investment transactions during the period	6,830,325	56,970,370
Net increase (decrease) in net assets resulting from operations	10,338,472	61,328,345
Distributions to shareholders from: Net investment income	(1,757,580)	(4,691,014)
Fund share transactions: Proceeds from shares sold	35,291,383	299,950,673
Subscription in-kind	-	11,066,674
Reinvestment of distributions	1,679,319	4,500,342
Cost of shares redeemed	(42,303,671)	(278,001,936)
Net increase (decrease) in net assets from Fund share transactions	(5,332,969)	37,515,753
Increase (decrease) in net assets	3,247,923	94,153,084
Net assets at beginning of period	230,806,606	136,653,522
Net assets at end of period (including undistributed net investment income of $2,653,446 and $1,077,744, respectively)	$ 234,054,529	$ 230,806,606

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 7.77	$ 9.46	$ 12.27	$ 14.58	$ 11.59
Income (loss) from investment operations: Net investment income (loss)	.15[c]	.17[c]	.16[c]	.19	.25	.08
Net realized and unrealized gain (loss) on investment transactions	.29	2.64	(1.72)	(2.87)	(2.47)	3.15
Total from investment operations	.44	2.81	(1.56)	(2.68)	(2.22)	3.23
Less distributions from: Net investment income	(.08)	(.23)	(.13)	(.13)	(.02)	(.11)
Net realized gains on investment transactions	-	-	-	-	(.07)	(.13)
Total distributions	(.08)	(.23)	(.13)	(.13)	(.09)	(.24)
Net asset value, end of period	$ 10.71	$ 10.35	$ 7.77	$ 9.46	$ 12.27	$ 14.58
Total Return (%)[d]	4.28**	36.45	(16.63)	(21.75)	(15.22)	27.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	234	231	137	140	171	120
Ratio of expenses before expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.60*	.60	.65	.63	.65	.71
Ratio of expenses after expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.40*	.40	.40	.40	.40	.40
Ratio of net investment income (loss) (%)	2.89*	1.99	1.83	1.68	1.59	1.56
[a] For the six months ended June 30, 2004 (Unaudited).
[b] On April 30, 2000, the Institutional Class was renamed the Premier Class.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

EAFE® Equity Index Fund - Premier Class ("Scudder EAFE® Equity Index Fund" or the "Fund") is a diversified series of the Scudder Advisor Funds II (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE® Equity Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statements of Additional Information.

On June 30, 2004, the Fund owned approximately 100% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $42,957,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($13,832,000), December 31, 2009 ($14,051,000) and December 31, 2010 ($14,930,000) and December 31, 2011 ($144,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both indirect wholly owned subsidiaries of Deutsche Bank AG.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended June 30, 2004, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.40%, including expenses allocated from the Portfolio. Accordingly, for the six months ended June 30, 2004, the Administrator Service Fee was $173,000, of which all was waived. Under this arrangement the Advisor and Administrator reimbursed the Fund in the amount of $1,686.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	3,363,600	$ 35,291,383	35,434,212	$ 299,950,673
Subscriptions in-kind	-	-	1,534,906	$ 11,066,674
Shares issued to shareholders in reinvestment of distributions	162,566	$ 1,679,319	497,201	$ 4,500,342
Shares redeemed	(3,975,631)	$ (42,303,671)	(32,737,885)	$ (278,001,936)
Net increase (decrease)	(449,465)	$ (5,332,969)	4,728,434	$ 37,515,753

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2004 there was one unaffiliated shareholder who held 22% and one affiliated shareholder who held 10% of the outstanding shares of the Fund.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

(The following financial statements of the EAFE® Equity Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 91.0%
Australia 4.1%
Alumina Ltd.	32,621	119,982
Amcor Ltd.	24,580	119,343
AMP Ltd.	55,600	245,167
Ansell Ltd.	2,546	13,727
Aristocrat Leisure Ltd.	9,700	32,704
Australia & New Zealand Banking Group Ltd.	49,437	629,523
Australian Gas & Light Co., Ltd.	13,411	113,320
Australian Stock Exchange Ltd.	1,531	16,573
AXA Asia Pacific Holdings Ltd.*	14,672	34,341
BHP Billition Ltd.	103,993	907,692
BlueScope Steel Ltd.	21,560	101,226
Boral Ltd.	13,615	61,268
Brambles Industries Ltd.	28,346	118,475
Centro Properties Group	13,343	36,993
CFS Gandel Retail Trust	40,976	39,676
CFS Gandel Retail Trust	1,588	1,538
Coca-Cola Amatil Ltd.	12,287	59,315
Cochlear Ltd.	1,114	17,631
Coles Myer Ltd.	31,688	189,614
Commonwealth Bank of Australia	34,968	793,607
Commonwealth Property Office Fund	22,142	17,738
Computershare Ltd.	10,718	23,742
CSL Ltd.	5,982	92,925
CSR Ltd.	25,654	39,673
Deutsche Office Trust	19,869	15,917
Foster's Group Ltd.	58,031	190,803
Futuris Corp., Ltd.	10,536	11,596
General Property Trust	55,720	135,463
Harvey Norman Holdings Ltd.	9,201	18,075
Iluka Resources Ltd.	2,479	7,805
ING Industrial Fund	9,460	11,862
Insurance Australia Group Ltd.	48,929	170,420
Investa Property Group	30,734	41,748
John Fairfax Holdings Ltd.	18,994	49,352
Leighton Holdings	4,873	30,856
Lend Lease Corp., Ltd.	10,876	77,884
Lion Nathan Ltd.	5,624	26,562
Macquarie Bank Ltd.	5,968	140,850
Macquarie Goodman Industrial Trust	31,204	36,518
Macquarie Infrastructure Group	55,704	128,051
Mayne Group Ltd.	22,896	54,387
Mirvac Group	19,317	57,862
National Australia Bank Ltd.	41,735	867,526
Newcrest Mining Ltd.	9,231	88,610
Onesteel Ltd.	8,598	14,913
Orica Ltd.	7,714	81,141
Origin Energy Ltd.	16,447	64,617
Pacific Brands Ltd.*	8,016	14,909
Paperlinx Ltd.	8,341	28,180
Patrick Corp., Ltd.	10,128	37,675
Perpetual Trustees Australia Ltd.	713	23,339
Publishing & Broadcasting Ltd.	2,483	22,226
QBE Insurance Group Ltd.	19,591	174,683
Rinker Group Ltd.	27,806	155,926
Rio Tinto Ltd.	8,944	223,983
Santos Ltd.	15,472	74,690
Sonic Healthcare Ltd.	4,459	28,328
Southcorp Ltd.*	16,569	36,242
Stockland Trust GP	1,194	4,309
Stockland	34,590	124,814
Suncorp Metway Ltd.	15,107	149,434
TAB Ltd.	8,356	28,638
Tabcorp Holding Ltd.	12,455	123,548
Telstra Corp., Ltd.	59,801	209,537
The News Corp., Ltd.	38,482	339,907
Toll Holdings Ltd.	4,028	30,079
Transurban Group	10,195	34,586
Wesfarmers Ltd.	10,560	216,269
Westfield Holdings Ltd.	11,840	127,015
Westfield Trust (REIT)	2,190	6,667
Westfield Trust (REIT)	61,055	187,561
Westpac Banking Corp., Ltd.	49,724	609,624
WMC Resorces Ltd.	33,087	113,398
Woodside Petroleum Ltd.	13,110	152,238
Woolworths Ltd.	29,330	232,917
(Cost $6,857,026)		9,659,333
Austria 0.3%
Bank Austria Creditanstalt	990	58,056
Boehler-Uddeholm AG	260	21,574
Erste Bank der Oesterreichischen Sparkassen AG	860	135,080
Flughafen Wien AG	250	14,417
Immofinanz Immobilien Anlagen AG*	5,678	45,935
Mayr Melnhof Karton AG	150	19,345
Oesterreichische Elektrizititaetswirtschafts AG "A"	110	19,347
OMV AG	400	77,870
RHI AG*	250	5,630
Telekom Austria AG	8,527	130,198
VA Technologie AG*	260	14,640
Voest-Alpine Stahl AG*	320	15,768
Wienerberger AG	1,420	49,428
(Cost $366,710)		607,288
Belgium 1.1%
Agfa Gevaert NV	2,975	73,802
Barco NV	214	19,293
Bekaert NV	369	21,257
Belgacom SA*	4,600	140,027
Cofinimmo	119	16,085
Colruyt NV	399	49,272
Compagnie Maritime Belge SA	166	20,146
Delhaize Group	1,934	98,944
Dexia	17,786	295,161
Electrabel NPV	753	241,402
Fortis, VVPR Strip*	2,223	54
Fortis	32,057	709,839
Groupe Bruxelles Lambert SA	1,839	117,576
Interbrew	4,075	129,648
KBC Bankverzekeringsholding	2,915	167,716
Mobistar SA*	744	46,346
Omega Pharma SA	424	21,485
SA D'Ieteren NV	90	18,987
Solvay SA	1,743	142,294
UCB SA	2,390	111,310
Umicore	632	39,792
(Cost $2,000,392)		2,480,436
Denmark 0.7%
A P Moller - Maersk A/S "B"	30	206,245
Bang & Olufsen AS "B"	261	14,355
Carlsberg AS "B"	750	39,653
Coloplast AS "B"	406	38,279
Danisco AS	1,398	72,083
Danske Bank AS	12,707	301,074
De Sammensluttede Vognmaend AS	462	22,082
FLS Industries AS "B"*	744	10,473
GN Store Nord AS	5,156	45,574
Group 4 Falck AS	1,922	49,393
H. Lundbeck AS	2,105	45,826
ISS AS	1,269	62,731
Kobenhavns Lufthavne AS	143	20,832
NKT Holding AS	557	11,305
Novo Nordisk AS "B"	7,007	360,716
Novozymes AS "B"	1,619	73,010
Ostasiatiske Kompagni	461	21,355
Tele Denmark AS	3,412	110,862
Topdanmark AS*	740	43,727
Vestas Wind Systems AS*	4,479	65,800
William Demant Holding AS*	765	28,926
(Cost $960,845)		1,644,301
Finland 1.3%
Amer Group Ltd.	700	36,451
Elisa Communications Oyj*	3,200	42,826
Fortum Oyj	9,500	121,361
Kesko Oyj	1,900	37,680
Kone Corp. "B"	1,000	60,443
Metso Oyj	2,800	35,429
Nokia Oyj	131,550	1,898,197
Nokian Renkaat Oyj	200	19,483
Orion-yhtyma Oy "B"	700	17,970
Outokumpu Oyj	2,400	38,398
Pohjola Group PLC	1,500	15,439
Rautaruukki Oyj	200	1,613
Sampo Oyj "A"	7,700	74,758
Stora Enso Oyj "R"	17,900	242,825
TietoEnator Oyj	2,400	72,853
UPM-Kymmene Oyj	14,500	275,912
Uponor Oyj	900	29,619
Wartsila Oyj	1,200	26,864
(Cost $2,970,338)		3,048,121
France 8.3%
Accor SA	5,183	218,752
Air France	2,837	48,357
Alcatel SA*	35,092	541,369
Alstom*	25,683	28,747
Atos Origin SA*	958	61,541
Autoroutes du Sud de la France	1,962	77,914
Aventis SA	18,678	1,410,061
Axa	36,517	804,154
BNP Paribas SA	22,491	1,383,234
Bouygues SA	5,196	173,974
Business Objects SA*	1,527	34,240
Cap Gemini SA*	3,584	143,852
Carrefour SA	15,686	761,085
Casino Guichard-Perrachon SA	913	82,366
CNP Assurances	777	45,083
Compagnie de Saint-Gobain	8,657	431,518
Compagnie Generale des Etablissements Michelin	4,169	230,532
Credit Agricole SA	18,234	443,688
Dassault Systemes SA	1,177	54,573
Essilor International SA	2,438	159,136
France Telecom SA	30,547	796,066
Gecina SA	688	54,074
Groupe Danone	6,750	588,828
Hermes International	203	40,529
Imerys SA	1,152	67,136
Klepierre	490	33,504
L' Air Liquide SA	3,009	497,516
L'Oreal SA	8,330	665,343
Lafarge SA	4,693	418,524
Lagardere S.C.A.	3,303	206,355
LVMH Moet-Hennessy Louis Vuitton SA	6,707	485,116
Pernod Ricard	1,326	169,556
Pinault-Printemps-Redoute SA	1,950	200,355
PSA Peugeot Citroen	4,894	272,528
Publicis Groupe	2,549	75,453
Renault SA	4,964	378,070
Sagem SA	504	56,230
Sanofi-Synthelabo SA	10,033	635,966
Schneider Electric SA	5,995	409,183
Societe BIC SA	1,073	47,754
Societe Generale	8,988	763,827
Societe Television Francaise 1	3,076	96,891
Sodexho Alliance SA	2,348	61,876
Suez SA	22,608	470,628
Technip SA	420	56,976
Thales SA	1,826	66,804
Thomson SA	6,108	120,461
Total SA	15,996	3,049,622
Total SA*	972	12
Unibail	1,083	111,999
Valeo SA	1,746	72,756
Veolia Environnement	7,475	210,900
Vinci SA	1,884	189,792
Vivendi Universal SA*	28,075	778,790
Zodiac SA	882	30,014
(Cost $14,927,086)		19,313,610
Germany 6.0%
Adidas-Salomon AG	1,215	145,059
Allianz AG (Registered)	8,386	908,358
Altana AG	1,800	108,250
BASF AG	14,757	789,801
Bayer AG	17,997	518,936
Bayerische Hypo-und Vereinsbank AG	12,181	216,669
Bayerische Hypo-und Vereinsbank AG	3,122	55,912
Beiersdorf AG	650	75,958
Celesio AG	766	45,759
Commerzbank AG*	14,558	256,470
Continental AG	3,792	182,881
DaimlerChrysler AG	23,762	1,110,146
Deutsche Bank AG (Registered) (d)	14,356	1,127,969
Deutsche Boerse AG	2,800	142,295
Deutsche Lufthansa AG	5,550	75,492
Deutsche Post AG	12,951	279,684
Deutsche Telekom AG (Registered)*	69,647	1,223,588
Douglas Holdings AG	650	18,600
E.ON AG	17,219	1,242,305
Epcos AG*	1,350	28,201
Fresenius Medical Care AG	900	66,783
HeidelbergCement AG	1,474	73,437
HeidelbergCement AG*	104	0
Hypo Real Estate Holdings AG*	3,017	88,499
Hypo Real Estate Holdings AG*	557	16,332
Infineon Technologies AG*	18,993	254,879
KarstadtQuelle AG	1,100	23,942
Linde AG	2,166	119,219
MAN AG	2,650	96,659
Merck KGaA*	1,340	80,700
Metro AG	4,192	198,704
MLP AG	1,150	16,972
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,646	503,643
Puma AG	400	101,649
RWE AG	10,777	506,773
SAP AG	5,741	951,747
Schering AG	4,904	288,955
Siemens AG	21,953	1,578,776
Suedzucker AG	1,150	22,596
Thyssen Krupp AG	8,500	144,885
TUI AG	3,161	60,380
Volkswagen AG	6,399	270,307
(Cost $12,053,770)		14,018,170
Greece 0.4%
Alpha Bank AE	6,274	159,688
Coca-Cola Hellenic Bottling Co. SA	2,520	58,683
Commercial Bank of Greece*	1,550	40,658
Cosmote Mobile Telecommunications SA	2,220	34,572
EFG Eurobank Ergasias	4,940	106,742
Germanos SA	630	18,227
Greek Organization of Football Prognostics	4,851	91,008
Hellenic Petroleum SA	2,970	24,716
Hellenic Technodomiki SA	1,900	7,998
Hellenic Telecommunications Organization SA	8,800	113,918
Intracom SA	2,190	9,432
National Bank Of Greece SA	7,321	158,546
Piraeus Bank SA	2,850	33,357
Public Power Corp.	3,486	82,704
Titan Cement Co.	1,620	38,237
Viohalco, Hellenic Copper and Aluminum Industry SA*	3,290	23,697
(Cost $881,643)		1,002,183
Hong Kong 1.4%
ASM Pacific Technology Ltd.	5,000	18,815
Bank of East Asia Ltd.	37,971	108,804
BOC Hong Kong (Holdings) Ltd.	103,000	175,633
Cathay Pacific Airways Ltd.	25,000	46,956
Cheung Kong (Holdings) Ltd.	42,000	309,623
Cheung Kong Infrastructure Holdings	10,000	24,103
CLP Holdings Ltd.	49,600	271,535
Esprit Holdings Ltd.	20,815	93,136
Giordano International Ltd.	26,000	16,417
Hang Lung Properties Ltd.	26,000	33,501
Hang Seng Bank Ltd.	21,100	270,520
Henderson Land Development Co., Ltd.	21,000	90,464
Hong Kong & China Gas Co., Ltd.	100,887	164,916
Hong Kong Electric Holdings Ltd.	38,000	157,363
Hong Kong Exchange & Clearing Ltd.	30,000	61,732
Hopewell Holdings Ltd.	14,000	28,270
Hutchison Whampoa Ltd.	59,100	403,482
Hysan Development Co.	13,590	20,211
Johnson Electric Holdings Ltd.	36,000	36,463
Kerry Properties Ltd.*	11,000	16,783
Kingboard Chemical Holdings Ltd.*	8,900	15,461
Li & Fung Ltd.	45,000	65,771
MTR Corp., Ltd.	29,301	44,328
New World Development Co., Ltd.	50,549	37,265
Orient Overseas International Ltd.*	4,000	11,821
PCCW Ltd.*	92,443	62,815
SCMP Group Ltd.	27,200	10,811
Shangri- La Asia Ltd.	26,226	25,554
Sino Land Co., Ltd.	32,000	17,847
Sun Hung Kai Properties Ltd. (REIT)	36,297	297,829
Swire Pacific Ltd. "A"	25,500	165,100
Techtronic Industries Co., Ltd.	22,000	35,116
Television Broadcasts Ltd.	9,000	38,655
Wharf Holdings Ltd.	35,102	99,908
Yue Yuen Industrial (Holdings) Ltd.	12,000	28,924
(Cost $3,103,132)		3,305,932
Ireland 0.8%
Allied Irish Banks	23,273	360,451
Bank of Ireland	26,266	350,244
Bank of Ireland	862	11,515
CRH PLC	736	15,581
CRH PLC	13,772	290,879
DCC PLC	2,107	38,452
Depfa Bank Plc*	9,161	133,080
Eircom Group PLC*	12,232	22,025
Elan Corp. PLC*	10,642	262,448
Fyffes PLC	7,415	15,517
Greencore Group PLC	4,282	16,515
Independent News & Media PLC	14,376	34,282
Irish Life & Permanent PLC	7,324	112,721
Kerry Group PLC	3,594	76,084
Kingspan Group PLC*	2,310	13,887
Kingspan Group PLC*	2,310	13,771
Ryanair Holdings PLC*	5,147	28,680
Waterford Wedgewood PLC*	23,345	5,056
(Cost $1,532,977)		1,801,188
Italy 3.4%
Alleanza Assicurazioni SpA	12,399	141,500
Assicurazioni Generali SpA	26,447	713,358
Autogrill SpA*	3,093	43,840
Autostrade SpA	5,019	98,618
Banca Antonventeta SpA*	6,183	127,056
Banca Fideuram SpA	8,881	49,811
Banca Intesa SpA	90,773	354,509
Banca Intesa SpA	24,962	75,014
Banca Monte dei Paschi di Siena SpA	34,695	111,017
Banca Nazionale del Lavoro SpA*	35,942	83,522
Banche Popolari Unite*	8,990	149,081
Banco Popolare di Verona e Novara	7,824	50,260
Banco Popolare di Verona e Novara	10,434	179,247
Benetton Group SpA	1,610	18,413
Bulgari SpA	3,349	33,860
Capitalia SpA	30,799	96,302
Edison SpA*	13,644	23,605
Enel SpA	67,176	538,599
Eni SpA	71,551	1,420,697
Fiat SpA*	12,681	106,147
FinecoGroup SpA*	2,988	18,831
Finmeccanica SpA	168,303	133,712
Gruppo Editoriale L'Espresso SpA	2,322	13,984
Italcementi SpA	2,001	26,780
Luxottica Group SpA	3,975	66,256
Mediaset SpA	16,253	185,284
Mediobanca SpA*	12,764	155,293
Mediolanum SpA	6,085	38,719
Mondadori (Arnoldo) Editore SpA	3,666	34,701
Pirelli & C. Accomandita per Azioni	34,080	35,202
Riunione Adriatica di Sicurta SpA	8,549	155,081
San Paolo IMI SpA	26,331	317,153
SeatPagine Gialle SpA*	36,758	15,116
SeatPagine Gialle SpA	90,262	37,887
Snam Rete Gas SpA	23,547	101,129
Telecom Italia Mobile SpA	103,916	589,161
Telecom Italia SpA	226,237	703,267
Telecom Italia SpA	161,558	356,756
Tiscali SpA*	2,936	13,181
UniCredito Italiano SpA	121,979	602,527
(Cost $6,220,892)		8,014,476
Japan 21.9%
ACOM Co., Ltd.	1,800	116,959
Aderans Co., Ltd.	500	10,768
Advantest Corp.	1,800	120,588
Aeon Co., Ltd.	7,000	280,988
AEON Credit Services Co., Ltd.	330	22,017
Aiful Corp.*	900	93,947
Aisin Seiki Co., Ltd.*	4,000	83,398
Ajinomoto Co., Inc.	17,000	204,720
All Nippon Airways Co., Ltd.	9,000	29,446
Alps Electric Co., Ltd.	4,000	56,894
Amada Co., Ltd.	8,000	52,788
Aoyama Trading Co., Ltd.	100	2,708
Asahi Breweries, Ltd.	13,000	143,326
Asahi Glass Co., Ltd.	21,000	218,439
Asahi Kasei Corp.	37,000	191,587
Asatsu, Inc.	1,100	28,530
Autobacs Seven Co., Ltd.	1,100	35,990
Bandai Co., Ltd.	1,400	38,107
Bank of Yokohama Ltd.	29,000	181,258
Bellsystem24, Inc.	50	10,539
Benesse Corp.	1,900	62,338
Bridgestone Corp.	18,000	338,175
Canon, Inc.	23,000	1,212,024
Capcom Co., Ltd.	600	6,604
Casio Computer Co., Ltd.	6,000	90,840
Central Glass Co., Ltd.	3,000	25,404
Central Japan Railway Co.	29	246,905
Chubu Electric Power Co., Inc.	18,300	386,578
Chugai Pharmaceutical Co., Ltd.	7,000	109,829
Citizen Watch Co., Ltd.	8,000	90,620
COMSYS Holdings Corp.	3,000	24,360
Credit Saison Co., Ltd.	3,500	105,210
CSK Corp.	2,000	97,145
Dai Nippon Printing Co., Ltd.	18,000	287,531
Daicel Chemical Industries Ltd.	6,000	31,508
Daiichi Pharmaceutical Co., Ltd.	8,000	142,602
DAIKIN INDUSTRIES, Ltd.	5,000	134,262
Daimaru, Inc.	4,000	36,365
Dainippon Ink & Chemical, Inc.	21,000	53,888
Daito Trust Construction Co., Ltd.	2,000	76,983
Daiwa House Industry Co., Ltd.	12,000	139,229
Daiwa Securities Group, Inc.	36,000	258,663
Denki Kagaku Kogyo Kabushiki Kaisha	11,000	39,014
Denso Corp.	15,500	360,812
DENTSU, Inc.	36	92,710
Dowa Mining Co., Ltd.	5,000	29,648
East Japan Railway Co.	95	532,832
Ebara Corp.	8,000	39,078
Eisai Co., Ltd.	6,000	172,662
FamilyMart Co., Ltd.	1,000	32,626
FANUC Ltd.	4,300	256,546
Fast Retailing Co., Ltd.	1,600	129,478
Fuji Electric Holdings Co., Ltd.	9,000	24,332
Fuji Photo Film Co., Ltd.	13,000	407,460
Fuji Television Network, Inc.	12	27,494
Fujikura Ltd.	11,000	61,898
Fujisawa Pharmaceutical Co., Ltd.	7,000	165,834
Fujitsu Ltd.	51,000	359,428
Hankyu Department Stores, Inc.	2,000	17,449
Hino Motors Ltd.	4,000	28,960
Hirose Electric Co., Ltd.	800	87,907
Hitachi Chemical Co., Ltd.	1,800	29,578
Hitachi Ltd.	91,000	626,321
Hitachi Software Engineering Co., Ltd.	300	7,011
Hokkaido Electric Power Co., Inc.*	4,000	71,081
Hokugin Financial Group, Inc.	14,000	35,925
Honda Motor Co., Ltd.	22,000	1,060,532
House Food Corp.	3,000	42,396
Hoya Corp.	3,200	334,913
Isetan Co., Ltd.	6,000	86,386
Ishikawajima - Harima Heavy Industries Co., Ltd.*	35,000	57,737
ITO EN, Ltd.	500	23,691
Ito-Yokado Co., Ltd.	10,000	427,989
Itochu Corp.	43,000	193,099
Itochu Techno-Science Corp.	600	25,569
JAFCO Co., Ltd.	600	45,805
Japan Airlines Systems Corp.*	19,000	60,771
Japan Real Estate Investment Corp. (REIT)	3	20,950
Japan Tobacco, Inc.	26	202,062
JFE Holdings, Inc.	15,225	373,247
JGC Corp.	4,000	38,492
JSR Corp.	5,000	93,938
Kajima Corp.	20,000	74,234
Kamigumi Co., Ltd.	4,000	29,070
Kanebo Ltd.*	8,000	7,405
Kaneka Corp.	8,000	75,737
Kansai Electric Power Co., Inc.	21,200	386,444
Kao Corp.	16,000	385,648
Katokichi Co., Ltd.	1,100	21,977
Kawasaki Heavy Industries Ltd.	40,000	64,519
Kawasaki Kisen Kaisha Ltd.	10,000	50,497
Keihin Electric Express Railway Co., Ltd.	12,000	75,113
Keio Electric Railway Co., Ltd.	13,000	74,224
Keyence Corp.	870	198,454
Kikkoman Corp.	3,000	25,734
Kinden Corp.	6,000	37,502
Kinki Nippon Railway Co., Ltd.*	40,900	155,556
Kirin Brewery Co., Ltd.	19,000	187,884
Kobe Steel Ltd.*	55,000	82,161
Kokuyo Corp.	3,000	37,832
Komatsu Ltd.	28,000	169,619
Komori Corp.	2,000	33,048
Konami Co., Ltd.	2,200	55,849
Konica Minolta Holdings, Inc.	10,000	138,020
KOYO SEIKO Co., Ltd.	2,000	23,736
Kubota Corp.	34,000	180,727
Kuraray Co., Ltd.	14,000	114,576
Kuraya Sanseido, Inc.*	1,400	21,145
Kurita Water Industries	3,000	41,103
Kyocera Corp.	4,700	398,864
Kyowa Hakko Kogyo Co., Ltd.	8,000	57,701
Kyushu Electric Power Co.	9,900	184,635
Lawson, Inc.	1,400	57,737
Leopalace21 Corp.*	2,000	37,392
Mabuchi Motor Co., Ltd.	700	51,899
Makita Corp.	2,000	29,987
Marubeni Corp.	40,000	98,245
Marui Co., Ltd.	10,000	134,720
Matsushita Electric Industrial Co., Ltd.	62,614	888,870
Matsushita Electric Works Ltd.	7,000	63,511
Meiji Dairies Corp.	3,000	16,634
Meiji Seika Kaisha Ltd.	9,000	40,086
Meitec Corp.	1,100	43,550
Millea Holdings, Inc.	42	623,562
Minebea Co., Ltd.	8,000	37,245
Mitsubishi Chemical Corp.	52,000	138,203
Mitsubishi Corp.	33,000	320,579
Mitsubishi Electric Corp.	49,000	240,700
Mitsubishi Estate Co., Ltd. (REIT)	29,000	359,859
Mitsubishi Gas & Chemical Co.	7,000	28,997
Mitsubishi Heavy Industries Ltd.	85,000	230,582
Mitsubishi Logistics Corp.	3,000	28,429
Mitsubishi Materials Corp.	23,000	51,643
Mitsubishi Rayon Co., Ltd.	17,000	66,059
Mitsubishi Tokyo Financial Group, Inc.	126	1,166,292
Mitsui & Co.	35,000	262,063
Mitsui Chemicals, Inc.	13,000	65,051
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	24,506
Mitsui Fudosan Co., Ltd. (REIT)	20,000	239,747
Mitsui Mining & Smelting Co., Ltd.	11,000	51,313
Mitsui O.S.K. Lines, Ltd.	22,000	115,731
Mitsui Sumitomo Insurance Co., Ltd.	37,260	350,011
Mitsui Trust Holdings, Inc.	14,100	103,377
Mitsukoshi Ltd.	15,000	83,307
Mitsumi Electric Co., Ltd.	900	10,409
Mizuho Financial Group, Inc.	214	970,811
Murata Manufacturing Co., Ltd.	6,500	370,527
Namco Ltd.	1,100	30,848
NEC Corp.	48,000	337,845
NEC Electronics Corp.	1,000	61,403
Net One Systems Co., Ltd.	10	38,950
NGK Insulators Ltd.	7,000	56,518
NGK Spark Plug Co., Ltd.	4,000	38,382
Nichii Gakkan Co.	300	13,664
Nichirei Corp.	9,000	31,673
Nidec Corp.	1,100	112,707
Nikko Cordial Corp.	39,000	189,076
Nikon Corp.	7,000	78,779
Nintendo Co., Ltd.	3,000	347,798
Nippon Building Fund, Inc.	7	50,488
Nippon Express Co., Ltd.	26,000	152,500
Nippon Meat Packers, Inc.	5,000	61,586
Nippon Mining Holdings, Inc.	13,000	64,217
Nippon Oil Co., Ltd.	40,000	251,844
Nippon Sheet Glass Co., Ltd.	10,000	39,591
Nippon Steel Corp.	173,000	363,076
Nippon Telegraph and Telephone Corp.	148	790,762
Nippon Unipac Holdings	25	130,825
Nippon Yusen Kabushiki Kaisha	28,000	129,075
Nishimatsu Construction Co., Ltd.	5,000	17,459
Nissan Chemical Industries, Ltd.	3,000	24,112
Nissan Motor Co., Ltd.	70,000	778,170
Nisshin Seifun Group, Inc.	4,000	40,618
Nisshin Steel Co., Ltd.*	13,000	26,330
Nisshinbo Industries	2,000	15,048
Nissin Food Products Co., Ltd.	2,800	72,364
Nitto Denko Corp.	4,700	240,352
NOK Corp.*	2,200	81,657
Nomura Holdings, Inc.	53,000	784,448
Nomura Research Institute, Ltd.	500	53,292
NSK Ltd.	13,000	64,693
NTN Corp.	9,000	45,530
NTT Data Corp.	37	119,360
NTT DoCoMo, Inc.	554	990,056
Obayashi Corp.	16,000	86,074
Obic Co., Ltd.	200	42,616
Odakyu Electric Railway Co., Ltd.*	15,000	81,382
OJI Paper Co., Ltd.	26,000	166,797
Oki Electric Industry Co.*	10,000	40,233
Okumura Corp.	1,000	5,261
Olympus Corp.	8,000	151,033
Omron Corp.	6,000	140,494
Onward Kashiyama Co.	4,000	64,153
Oracle Corp. Japan	1,100	60,991
Oriental Land Co., Ltd.	1,300	85,424
ORIX Corp.	2,400	274,939
Osaka Gas Co.	58,000	161,059
Pioneer Corp.	5,400	139,559
Promise Co., Ltd.	2,200	146,781
Q.P. Corp.	2,000	17,321
Rakuten, Inc.*	9	68,707
Resona Holdings, Inc.*	125,000	222,243
Ricoh Co., Ltd.	19,000	403,977
ROHM Co., Ltd.	3,000	359,071
Sammy Corp.*	600	28,649
Sanken Electric Co., Ltd.*	2,000	26,101
Sankyo Co., Ltd.	11,000	238,418
Sankyo Co., Ltd.	900	36,705
Sanyo Electric Co., Ltd.	44,000	181,057
Sapporo Holdings Ltd.	5,000	18,329
Secom Co., Ltd.	5,900	250,351
Sega Corp.*	2,300	29,510
Seiko Epson Corp.	2,300	83,682
Seino Transportation Co.	2,000	20,657
Sekisui Chemical Co., Ltd.	14,000	118,169
Sekisui House Ltd.	13,000	144,279
Seven-Eleven Japan Co., Ltd.	11,000	358,887
Sharp Corp.	27,000	431,297
Shimachu Co., Ltd.	700	19,021
Shimamura Co., Ltd.	600	52,019
Shimano, Inc.	3,100	73,867
SHIMIZU Corp.	13,000	58,855
Shin-Etsu Chemical Co., Ltd.	10,500	375,292
Shinsei Bank, Ltd.*	13,000	82,922
Shionogi & Co., Ltd.	8,000	137,543
Shiseido Co., Ltd.	9,000	113,412
Showa Denko KK	19,000	47,537
Showa Shell Sekiyu KK	5,000	44,953
SKYLARK Co., Ltd.	2,000	40,141
SMC Corp.	1,500	162,214
Snow Brand Milk Products Co., Ltd.*	1,500	5,073
Softbank Corp.	6,900	303,533
Sompo Japan Insurance, Inc.	19,000	194,153
Sony Corp.	25,600	964,267
Stanley Electric Co., Ltd.	3,300	55,164
Sumitomo Bakelite Co., Ltd.	2,000	14,004
Sumitomo Chemical Co., Ltd.	41,000	191,257
Sumitomo Corp.	24,000	174,202
Sumitomo Electric Industries Ltd.	17,000	173,404
Sumitomo Heavy Industries Ltd.*	18,000	56,418
Sumitomo Metal Industries Ltd.	120,000	141,869
Sumitomo Metal Mining Co., Ltd.	17,000	110,929
Sumitomo Mitsui Finance Group, Inc.	114	781,487
Sumitomo Osaka Cement Co., Ltd.	12,000	32,993
Sumitomo Realty & Development Co., Ltd.	13,000	161,078
Suzuken Co., Ltd.	900	27,961
T&D Holdings, Inc.*	3,700	184,805
Taiheiyo Cement Corp.	29,000	72,291
Taisei Corp.	25,000	94,396
Taisho Pharmaceutical Co., Ltd.	5,000	110,892
Taiyo Yuden Co., Ltd.	2,000	28,172
Takara Holdings, Inc.	4,000	32,260
Takashimaya Co., Ltd.	9,000	104,092
Takeda Chemical Industries, Ltd.	25,000	1,097,466
Takefuji Corp.	1,870	135,561
TDK Corp.	3,200	242,826
Teijin Ltd.	23,000	86,001
Teikoku Oil Co., Ltd.	4,000	21,519
Terumo Corp.	5,300	132,846
The 77 Bank, Ltd.	8,000	54,548
The Bank of Fukuoka, Ltd.	13,000	77,084
The Chiba Bank, Ltd.	17,000	104,074
The Furukawa Electric Co., Ltd.*	13,000	55,519
The Gunma Bank Ltd.	10,000	50,406
The Joyo Bank Ltd.	16,000	71,118
The Shizuoka Bank Ltd.	17,000	150,190
The Sumitomo Trust & Banking Co., Ltd.	30,000	213,628
The Suruga Bank, Ltd.	4,000	30,647
THK Co., Ltd.	1,800	34,065
TIS, Inc.	600	25,679
Tobu Railway Co., Ltd.	20,000	87,614
Toda Corp.	6,000	24,580
Toho Co., Ltd.	4,300	62,501
Tohoku Electric Power Co., Inc.	11,200	188,660
Tokyo Broadcasting System, Inc.	1,000	17,596
Tokyo Electric Power Co.	32,600	739,449
Tokyo Electron Ltd.	4,800	269,221
Tokyo Gas Co., Ltd.	70,000	248,270
Tokyo Style Co., Ltd.	2,000	22,838
Tokyu Corp.	28,000	143,445
TonenGeneral Sekiyu K.K.	7,000	59,983
Toppan Printing Co., Ltd.	17,000	192,412
Toray Industries, Inc.	38,000	179,004
Toshiba Corp.	87,000	350,025
Tosoh Corp.	15,000	54,163
Tostem Inax Holding Corp.	7,848	169,381
Toto Ltd.	10,000	105,210
Toyo Seikan Kaisha Ltd.	4,000	68,698
Toyo Suisan Kaisha Ltd.	1,000	13,151
Toyobo Co., Ltd.	20,000	50,222
Toyoda Gosei Co., Ltd.	900	21,239
Toyota Industries Corp.	4,700	112,853
Toyota Motor Corp.	80,000	3,240,618
Trend Micro, Inc.	2,500	110,892
Ube Industries Ltd.*	13,000	20,254
UFJ Holdings, Inc.*	108	477,075
Uni-Charm Co.	1,400	69,798
UNY Co., Ltd.	4,000	51,212
Ushio, Inc.	2,000	36,072
USS Co., Ltd.	400	34,422
Wacoal Corp.	4,000	42,524
West Japan Railway Corp.	50	201,622
World Co., Ltd.	1,300	39,555
Yahoo Japan Corp.*	28	272,007
Yakult Honsha Co., Ltd.	4,000	57,921
Yamada Denki Co., Ltd.	3,000	111,900
Yamaha Corp.	4,000	65,619
Yamaha Motor Co., Ltd.	3,000	46,712
Yamaichi Securities Co., Ltd.*	14,000	0
Yamanouchi Pharmaceutical Co., Ltd.	9,300	312,798
Yamato Transport Co., Ltd.	13,000	212,189
Yamazaki Baking Co., Ltd.	5,000	49,122
Yokogawa Electric Corp.	5,000	66,673
(Cost $45,710,321)		51,308,824
Luxembourg 0.1%
Arcelor (Cost $144,932)	10,465	175,705
Netherlands 4.8%
ABN ARMO Holding NV	43,033	941,363
Aegon NV	38,778	467,546
Akzo Nobel NV	7,602	279,596
ASML Holding NV*	13,644	230,906
Corio NV	1,313	55,911
DSM NV	1,953	95,829
Euronext NV	2,162	60,236
European Aeronautic & Space Co.	7,243	201,623
Fortis Bank Nederland NV*	50	0
Getronics NV*	10,114	27,687
Hagemeyer NV*	11,637	24,635
Heineken NV	6,512	213,996
IHC Caland NV	572	26,605
ING Groep NV	48,302	1,140,073
James Hardie Industries NV	10,043	41,976
Koninklijke (Royal) Philips Electronics NV	36,295	977,224
Koninklijke Ahold NV (ADR)	11,830	93,812
Koninklijke Ahold NV (ADR)*	31,661	248,456
Koninklijke KPN NV	55,507	422,754
Koninklijke Numico*	4,324	138,938
Koninklijke Vendex KBB NV*	1,497	27,939
Oce NV	1,190	19,256
Qiagen NV*	3,029	35,710
Randstad Holdings NV*	595	16,310
Reed Elsevier NV	19,130	268,588
Rodamco Europe NV	1,277	77,139
Royal Dutch Petroleum Co.	57,189	2,934,842
STMicroelectronics NV	16,668	365,633
TPG NV	9,305	212,607
Unilever NV	15,759	1,075,616
Vedior NV	5,000	72,877
VNU NV	6,262	181,857
Wereldhave NV	229	18,834
Wolters Kluwer NV	6,608	119,951
(Cost $10,521,402)		11,116,325
New Zealand 0.2%
Auckland International Airport Ltd.	5,780	24,740
Carter Holt Harvey Ltd.	23,574	30,989
Contact Energy Ltd.	7,349	27,349
Fisher & Paykel Appliances Holdings Ltd.	4,480	12,973
Fisher & Paykel Corp., Ltd.	2,321	19,456
Fletcher Building Ltd.	13,125	37,924
Independent Newspapers Ltd.	2,860	8,536
NGC Holdings Ltd.	3,106	5,622
Sky City Entertainment Group Ltd.	11,722	35,657
Sky Network Television Ltd.*	2,305	7,407
Telecom Corp. of New Zealand Ltd.	51,540	192,455
Tenon Ltd.*	191	232
The Warehouse Group Ltd.	3,494	9,430
Tower Ltd.*	6,155	6,684
(Cost $263,867)		419,454
Norway 0.5%
Aker Kvaerner ASA*	1,102	17,290
DNB NOR ASA	19,450	132,725
Frontline Ltd.	1,300	44,731
Norsk Hydro ASA	4,000	259,973
Norske Skogindustrier ASA	2,800	49,888
Orkla ASA	5,614	140,522
Petroleum Geo-Services ASA*	400	16,360
Schibsted ASA	1,200	21,510
Smedvig ASA	900	9,900
Statoil ASA	11,950	151,713
Storebrand ASA	6,450	44,107
Tandberg ASA	3,600	38,044
Telenor ASA	22,350	155,417
Tomra Systems ASA	5,300	25,003
Yara International ASA*	5,550	44,839
(Cost $760,426)		1,152,022
Portugal 0.3%
Banco BPI SA	9,159	33,430
Banco Comercial Portugues SA	51,674	120,709
Banco Espirito Santo e Comercial de Lisboa SA	3,035	50,329
Brisa-Auto Estrada de Portugal SA	9,964	71,888
CIMPOR-Cimentos de Portugal	4,045	19,685
Electricidade de Portugal	47,548	133,053
Jeronimo Martins, SA*	1,209	13,532
Jeronimo Martins, SGPS, SA*	379	4,243
Portugal Telecom SGPS SA (Registered)	24,112	260,209
PT Multimedia Servicos	861	18,856
Sonae SGPS SA	24,104	26,394
(Cost $634,072)		752,328
Singapore 0.7%
Capitaland Ltd.	27,750	22,072
CapitaMall Trust*	13,000	12,831
Chartered Semiconductors Manufacturing Ltd.*	26,400	21,458
City Developments Ltd.	13,000	40,756
ComfortDelGro Corp., Ltd.	40,000	28,564
Creative Technologies Ltd.	1,000	10,508
Datacraft Asia Ltd.*	4,000	4,040
DBS Group Holdings Ltd.	30,513	255,094
Fraser And Neave Ltd.	4,860	39,502
Haw Par Corp., Ltd.	4,245	12,569
Jardine Cycle & Carriage Ltd.	1,759	6,536
Keppel Corp.	13,750	56,279
Keppel Land Ltd.	1,000	935
Neptune Orient Lines Ltd.	26,000	35,624
Oversea-Chinese Banking Corp., Ltd. (Foreign Registered)	26,337	185,014
Overseas Union Enterprises	3,000	12,279
Parkway Holdings Ltd.	9,000	5,852
SembCorp. Industries Ltd.	31,329	24,373
SembCorp. Logistics Ltd.	5,000	5,341
SembCorp. Marine Ltd.	10,000	5,515
Singapore Airlines Ltd.	15,000	97,535
Singapore Exchange Ltd.	13,000	12,680
Singapore Post Ltd.	28,000	14,305
Singapore Press Holdings Ltd.	43,758	105,683
Singapore Technologies Engineering Ltd.	33,000	39,850
Singapore Telecommunications Ltd.	174,000	227,293
ST Assembly Test Services Ltd.*	5,000	4,122
United Overseas Bank Ltd.	32,448	252,433
United Overseas Land Co.	13,000	17,585
Venture Corp., Ltd.	6,000	62,701
Wing Tai Holdings Ltd.	16,333	7,823
(Cost $1,448,916)		1,627,152
Spain 3.3%
Abertis Infraestructuras SA	6,612	115,197
Acciona SA	871	54,151
Acerinox SA	1,459	83,057
ACS, Actividades de Construccion y Servicios, SA	8,190	138,007
Altadis SA	7,749	239,467
Amadeus Global Travel Distribution SA "A"	9,365	61,413
Antena 3 Television SA*	418	22,122
Banco Bilbao Vizcaya Argentaria, SA	88,653	1,184,299
Banco Popular Espanol SA	4,263	240,761
Banco Santander Central Hispano SA	118,069	1,225,323
Corporacion Mapfre SA	3,256	39,891
Endesa SA	26,249	505,864
Fomento de Construcciones y Contratas SA	1,152	42,692
Gamesa Corporacion Tecnologica SA	1,941	28,598
Gas Natural SDG SA	4,539	108,736
Grupo Ferrovial	1,654	68,862
Iberdrola SA	21,280	449,197
Iberia Lineas Aereas de Espana SA	6,671	19,154
Indra Sistemas SA	2,647	33,751
Industria de Diseno Textil SA*	5,994	137,539
Metrovacesa, SA	728	27,865
NH Hoteles, SA	1,973	21,700
Promotora de Informaciones SA (Prisa)	2,251	39,327
Repsolf YPF, SA*	25,360	555,376
Sacyr Vallehermoso SA	2,869	39,269
Sociedad General de Aguas de Barcelona SA "A"*	1,657	28,224
Sogecable SA*	1,182	47,672
Telefonica Publicidad e Informacion SA	1,980	13,129
Telefonica SA	129,323	1,911,691
Union Fenosa SA	5,422	115,640
Zeltia SA*	3,485	23,871
(Cost $5,621,829)		7,621,845
Sweden 2.1%
Alfa Laval AB	900	14,277
Assa Abloy AB "B"	8,300	106,051
Atlas Copco AB "A"	3,171	117,656
Atlas Copco AB "B"	1,942	66,383
Axfood AB	500	12,844
Billerud	1,000	16,328
Capio AB*	2,100	20,351
Castellum AB	700	16,819
Drott AB*	1,900	24,718
Electrolux AB	7,885	151,253
Eniro AB	4,700	35,876
Gambro AB "A"	5,000	48,454
Gambro AB "B"	2,500	24,061
Getinge AB "B"	4,700	55,529
Hennes & Mauritz AB "B"	13,150	339,532
Hoganas AB "B"	600	14,695
Holmen AB "B"	1,400	40,515
Lundin Petroleum AB*	3,500	18,585
Modern Time Group AB "B"*	1,200	23,258
Nordea AB*	60,114	432,923
OM Hex AB*	1,800	21,565
Sandvik AB	6,100	208,112
SAS AB*	1,500	11,450
Scania AB "B"*	2,500	84,960
Securitas AB "B"	8,000	99,828
Skandia Forsakrings AB	29,000	120,112
Skandinaviska Enskilda Banken "A"	12,960	187,528
Skanska AB "B"	10,400	91,465
SKF AB "B"	2,700	99,105
SSAB Svenskt Stal AB "B"	100	1,626
SSAB Svenskt Stal AB "A"	1,800	30,347
Svenska Cellulosa AB "B"	5,466	207,525
Svenska Handelsbanken AB "A"	15,300	306,693
Swedish Match AB	9,865	100,838
Tele2 AB "B"	2,500	109,519
Telefonaktiebolaget LM Ericsson "B"*	404,000	1,190,609
TeliSonera AB	50,551	214,070
TeliSonera AB	1,600	6,716
Trelleborg AB "B"	2,300	39,692
Volvo AB "A"	2,810	94,189
Volvo AB "B"	6,280	218,422
WM-Data AB "B"	7,800	17,499
(Cost $3,227,989)		5,041,978
Switzerland 6.5%
ABB Ltd. (Registered)*	45,595	249,382
ABB Ltd.*	7,601	41,774
Adecco SA*	3,838	191,226
Ciba Specialty Chemicals AG (Registered)	2,000	144,043
Clariant AG (Registered)	6,750	98,631
Compagnie Financiere Richemont AG "A"	14,782	385,956
Credit Suisse Group (Registered)*	31,433	1,116,870
Geberit AG (Registered)	50	33,336
Givaudan	222	128,513
Holcim Ltd. (Registered)	5,150	280,034
Kudelski SA (Bearer)*	1,000	28,745
Kuoni Reisen AG (Registered) "B"	10	4,304
Logitech International SA (Registered)*	1,100	50,064
Lonza Group AG (Registered)	1,150	58,262
Nestle SA (Registered)	11,096	2,959,169
Nobel Biocare Holding AG (Bearer)	600	93,900
Nobel Biocare Holding AG	100	15,691
Novartis AG (Registered)	65,470	2,888,229
Roche Holding AG	19,351	1,915,941
Serono SA (Bearer)	200	125,998
SGS Holdings SA (Registered)	125	68,269
Straumann SA (Registered)*	57	11,446
Sulzer AG (Registered)	105	29,847
Swatch Group AG (Bearer)	850	110,627
Swatch Group AG (Registered)	1,800	48,004
Swiss Re (Registered)	9,010	585,247
Swisscom AG (Registered)	760	251,230
Syngenta AG (Registered)*	2,933	245,900
Synthes, Inc.	1,368	155,926
UBS AG (Registered)	30,940	2,180,178
Unaxis Holding AG (Registered)	276	31,073
Valora Holding AG (Registered)	90	20,732
Zurich Financial Services AG	4,038	637,587
(Cost $11,183,103)		15,186,134
United Kingdom 22.8%
3i Group PLC	16,664	185,098
Aegis Group PLC	20,907	34,029
Alliance Unichem PLC	4,827	57,118
AMEC PLC	7,045	34,879
Amvescap PLC	23,728	161,796
ARM Holdings PLC	25,576	55,658
Associated British Ports Holdings PLC	7,056	51,728
AstraZeneca Group PLC	6,372	289,292
AstraZeneca PLC	40,253	1,805,990
Aviva PLC	61,798	637,682
BAA PLC	32,033	321,538
BAE Systems PLC	91,325	363,117
Balfour Beatty PLC	8,113	39,063
Barclays PLC	180,534	1,537,954
Barratt Developments PLC	8,077	86,348
BBA Group PLC	16,408	81,085
Berkeley Group PLC	4,489	100,742
BG Group PLC	101,276	623,998
BHP Billiton PLC	71,229	618,096
BOC Group PLC	15,268	255,565
Boots Group PLC	23,185	289,276
BP PLC	603,456	5,329,569
BPB PLC*	10,824	80,235
Brambles Industries PLC	24,199	93,475
British Airways PLC*	19,365	96,751
British America Tobacco PLC	42,515	658,828
British Land PLC	14,835	186,574
British Sky Broadcasting Group PLC	35,635	401,962
BT Group PLC	243,950	878,170
Bunzl PLC	14,569	121,470
Cable and Wireless PLC*	58,446	137,524
Cadbury Schweppes PLC	58,757	506,939
Capita Group PLC	23,012	132,917
Carnival PLC	5,128	249,044
Cattles PLC	6,367	36,603
Celltech Group PLC*	6,093	60,663
Centrica PLC	119,468	486,391
Close Brothers Group PLC	2,533	35,692
Cobham PLC	2,233	56,572
Compass Group PLC	61,081	372,742
Corus Group PLC*	108,255	78,037
Daily Mail & General Trust "A"	7,052	93,166
De La Rue PLC	2,911	18,226
Diageo PLC	83,854	1,130,635
Dixons Group PLC	64,513	193,333
Electrocomponents PLC	16,012	103,665
EMAP PLC	5,822	78,131
EMI Group PLC	18,815	83,170
Enterprise Inns PLC	6,878	71,721
Exel PLC	8,776	122,070
Firstgroup PLC	8,522	43,350
FKI PLC	16,691	37,155
Friends Provident PLC	38,296	101,918
George Wimpey PLC	7,301	48,857
GKN PLC	17,946	81,525
GlaxoSmithKline PLC	162,504	3,288,863
Grafton Group PLC*	5,343	42,579
Great Portland Estates PLC	307	1,436
GUS PLC	28,788	441,410
Hammerson PLC	6,081	76,809
Hanson PLC	19,402	133,441
Hays PLC	56,416	125,586
HBOS PLC	105,566	1,306,605
Hilton Group PLC	49,173	246,124
HSBC Holdings PLC	301,049	4,476,809
ICAP PLC*	9,419	46,461
IMI PLC	10,076	67,884
Imperial Chemical Industries PLC	28,808	120,421
Imperial Tobacco Group PLC	21,054	453,595
Inchcape PLC*	1,492	47,432
InterContinental Hotels Group PLC	20,435	215,868
Invensys PLC*	153,281	50,036
ITV PLC	126,128	264,187
J Sainsbury PLC	39,317	203,031
Johnson Mathey PLC	5,236	87,501
Kelda Group PLC	8,259	74,926
Kesa Electricals PLC	14,930	78,316
Kidde PLC	13,274	28,767
Kingfisher PLC	69,014	358,262
Land Securities Group PLC	14,097	296,297
Legal & General Group PLC	194,274	334,700
Liberty International PLC	5,389	74,372
Lloyds TSB Group PLC	153,158	1,199,194
LogicaCMG PLC	17,235	57,198
London Stock Exchange PLC*	5,891	39,101
Man Group PLC	7,634	197,696
Marconi Corp. PLC*	4,779	59,237
Marks & Spencer Group PLC	64,133	421,897
MFI Furniture Group PLC	10,649	29,209
Misys PLC	15,595	55,997
Mitchells & Butlers PLC	14,424	72,850
National Express Group PLC*	2,508	30,655
National Grid Transco PLC	87,747	677,095
National Power PLC*	29,638	75,517
Next PLC	7,611	196,410
Novar PLC	3,491	7,787
Pearson PLC	23,085	280,493
Persimmon PLC	7,851	89,983
Pilkington PLC	24,287	42,943
Provident Financial PLC	5,748	62,596
Prudential Corp. PLC	58,350	502,105
Punch Taverns PLC	5,042	46,541
Rank Group PLC	12,851	69,916
Reckitt Benkiser PLC	17,351	491,185
Reed Elsevier PLC	37,599	365,476
Rentokil Initial PLC	61,917	162,254
Reuters Group PLC	43,825	294,461
Rexam PLC	13,590	110,473
Rio Tinto PLC	30,346	729,730
RMC Groupl PLC	5,987	65,905
Rolls- Royce PLC	48,091	219,559
Royal & Sun Alliance Insurance Group PLC	69,098	103,380
Royal Bank of Scotland Group PLC	81,285	2,340,876
SABMiller PLC	19,783	255,979
Schroders PLC*	5,472	60,831
Scottish & Newcastle PLC	19,477	153,384
Scottish & Southern Energy PLC	24,539	303,277
Scottish Power PLC	54,737	395,821
Serco Group PLC	13,638	52,680
Severn Trent PLC	8,356	120,623
Shell Transport & Trading Co., PLC	264,695	1,941,698
Signet Group PLC	38,960	80,899
Slough Estates PLC	12,154	98,910
Smith & Nephew PLC	25,569	275,202
SmithKline Industries PLC*	17,422	235,855
SSL International PLC	3,036	15,361
Stagecoach Group PLC	25,112	40,759
Tate & Lyle PLC	9,166	54,854
Taylor Woodrow PLC	12,869	59,978
Tesco PLC	213,972	1,033,152
The Peninsular and Oriental Steam Navigation Co.	16,244	64,809
The Sage Group PLC*	29,135	98,540
TI Automotive Ltd.*	11,991	0
Tomkins PLC	25,788	128,374
Trinity Mirror PLC*	6,568	77,422
Unilever PLC	78,614	771,285
United Business Media PLC	7,063	64,940
United Utilities PLC	13,986	131,510
United Utilities PLC	7,770	46,888
Vodafone Group PLC	1,853,179	4,058,117
Whitbread PLC	6,946	103,607
William Hill PLC	9,896	99,423
Wolseley PLC	17,746	275,159
WPP Group PLC	31,678	321,709
Yell Group PLC	17,708	110,711
(Cost $46,124,875)		53,408,326
Total Common Stocks (Cost $177,516,543)		212,705,131

Preferred Stock 0.5%
Australia 0.3%
The News Corp., Ltd. (Cost $514,278)	75,108	614,762
Germany 0.2%
Fresenius Medical Care AG	500	26,760
Henkel KGaA	1,626	138,835
Porsche AG	200	133,844
ProSiebensat. 1 Media AG	2,800	50,588
RWE AG	1,035	41,693
Volkswagen AG	2,700	78,051
(Cost $406,460)		469,771
New Zealand 0.0%
Tenon Ltd. (Cost $2,651)	3,571	4,331
Switzerland 0.0%
Schindler Holding AG (Cost $5,888)	30	8,612
Total Preferred Stock (Cost $929,277)		1,097,476

Other Investments 0.0%
IShares MSCI EAFE Index Fund (Cost $39,689)	280	40,040

	Principal Amount ($)	Value ($)

US Government Backed 0.6%
US Treasury Bill: 1.035%**, 7/22/2004 (c)	100,000	99,935
1.761%**, 7/22/2004 (c)	1,260,000	1,257,050
Total US Government Backed (Cost $1,356,927)		1,356,985

	Shares	Value ($)

Cash Equivalents 3.7%
Cash Management Fund Institutional, 0.96% (Cost $8,689,566) (b)	8,689,566	8,689,566

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $188,532,002) (a)	95.8	223,889,198
Other Assets and Liabilities, Net	4.2	9,874,593
Net Assets	100.0	233,763,791

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $193,458,910. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $30,430,288. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,696,096 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,265,808.
(b) Cash Management Fund Institutional is an affiliated fund and is also managed by Deutsche Asset Management, Inc. The rate is the annualized seven-day yield.
(c) At June 30, 2004, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) Affiliated Issuer. This security is owned in proportion with its representation in the index.
At June 30, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Hang Seng Index	7/29/2004	7	$ 534,481	$ 551,488	$ 17,007
Nikkei 225	9/9/2004	45	2,579,895	2,695,500	115,605
DJ Euro Stoxx 50 Index	9/17/2004	237	8,100,564	8,122,709	22,145
SPI 200 Index	9/16/2004	16	967,800	985,271	17,471
FTSE 100 Index	9/17/2004	57	4,664,548	4,621,650	(42,898)
TOPIX Index	9/9/2004	15	1,576,319	1,636,576	60,257
Total Net Unrealized Appreciation					$ 189,587

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $179,842,436)	$ 215,199,632
Investment in Cash Management Fund Institutional (cost $8,689,566)	8,689,566
Total investments in securities, at value (cost $188,532,002)	223,889,198
Foreign currency, at value, (cost $6,273,438)	6,235,944
Receivable for investments sold	93,719
Dividends receivable	460,516
Interest receivable	7,387
Receivable for variation margin on open futures contracts	2,874,998
Foreign taxes recoverable	254,085
Unrealized appreciation on forward foreign currency exchange contracts	39,664
Other assets	1,377
Total assets	233,856,888
Liabilities
Due to custodian bank	4,224
Accrued advisory fee	19,947
Payable for investments purchased	16,068
Unrealized depreciation on forward foreign currency exchange contracts	19,595
Other accrued expenses and payables	33,263
Total liabilities	93,097
Net assets, at value	$ 233,763,791

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $470,510)	$ 3,509,052
Dividends from Cash Management Fund Institutional	46,024
Interest	244,821
Total income	3,799,897
Expenses: Advisory fee	282,256
Administrator service fee	115,418
Auditing	32,330
Legal	2,649
Trustees' fees and expenses	10,075
Other	9,251
Total expenses, before expense reductions	451,979
Expense reductions	(48,054)
Total expenses, after expense reductions	403,925
Net investment income (loss)	3,395,972
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,569,961)
Futures	1,615,464
Foreign currency related transactions	1,129,362
174,865
Net unrealized appreciation (depreciation) during the period on: Investments	8,409,147
Futures	(345,808)
Foreign currency related transactions	(1,233,014)
6,830,325
Net gain (loss) on investment transactions	7,005,190
Net increase (decrease) in net assets resulting from operations	$ 10,401,162

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 3,395,972	$ 3,491,452
Net realized gain (loss) on investment transactions	174,865	951,679
Net unrealized appreciation (depreciation) on investment transactions during the period	6,830,325	56,970,370
Net increase (decrease) in net assets resulting from operations	10,401,162	61,413,501
Capital transactions in shares of beneficial interest: Proceeds from capital invested	29,329,321	268,471,061
Subscriptions in-kind	-	11,066,674
Value of capital withdrawn	(36,751,002)	(246,836,691)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,421,681)	32,701,044
Increase (decrease) in net assets	2,979,481	94,114,545
Net assets at beginning of period	230,784,310	136,669,765
Net assets at end of period	$ 233,763,791	$ 230,784,310

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	234	231	137	141	172	120
Ratio of expenses before expense reductions (%)	.39*	.40	.44	.42	.46	.40
Ratio of expenses after expense reductions (%)	.35*	.35	.35	.35	.35	.35
Ratio of net investment income (loss) (%)	2.94*	2.04	1.88	1.73	1.64	1.61
Portfolio turnover rate (%)	19*	6	10	26	52	4
Total Investment Return (%)[b,c]	4.31**	36.50	(16.58)	-	-	-
[a] For the six months ended June 30, 2004 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total investment return for the Portfolio is derived from the performance of the Premier Class of the Scudder EAFE® Equity Index Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The EAFE® Equity Index Portfolio (the "Portfolio"), a series of the Scudder Investment Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $27,925,472 and $19,694,145, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both indirect wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.25% of the Portfolio's average daily assets, computed and accrued daily and payable monthly.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.35% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at anytime without notice to the shareholders.

Accordingly, for the six months ended June 30, 2004, the Advisor did not impose a portion of its advisory fee aggregating $47,182 and the amount imposed aggregated $235,074, which was equivalent to an annualized effective rate of 0.20% of the Portfolio's average daily net assets.

For the six months ended June 30, 2004, the Advisor has agreed to reimburse the Fund an additional $801 for expenses.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2004, the Administrator Service Fee was $115,418, of which $19,094 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

D. Expense Off-Set Arrangement

The Fund has entered into an agreement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2004, pursuant to the Administrative Agreement, the Administrator Service Fee was reduced by $71 for custodian credits earned.

E. Forward Foreign Currency Commitments

As of June 30, 2004, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation
USD	4,477,302	EUR	3,710,000	7/14/2004	$ 35,196
USD	3,810,043	JPY	415,990,000	7/14/2004	4,468
Total unrealized appreciation					$ 39,664

Contracts to Receive		In Exchange For		Settlement Date	Unrealized Depreciation
USD	2,928,509	GBP	1,606,000	7/14/2004	$ (19,595)
Total unrealized depreciation					$ (19,595)

Currency Abbreviations
USD	US Dollar	EUR	Euro
JPY	Japanese Yen	GBP	British Pounds

F. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by JP Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Premier Class
Nasdaq Symbol	BTAEX
CUSIP Number	81111W 105
Fund Number	558

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder EAFE Equity Index Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder EAFE Equity Index Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004